Quarterly Holdings Report
for

Fidelity® New Millennium Fund®

February 29, 2020

NMF-QTLY-0420
1.797943.116

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 1.8%
Cogent Communications Group, Inc.	143,100	$10,448
Verizon Communications, Inc.	680,200	36,840
		47,288
Entertainment - 0.4%
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	3,848,154	10,582
Media - 2.5%
Comcast Corp. Class A	1,479,600	59,820
Sinclair Broadcast Group, Inc. Class A	220,000	5,106
		64,926
Wireless Telecommunication Services - 1.4%
Sprint Corp. (a)	3,898,700	35,829

TOTAL COMMUNICATION SERVICES		158,625

CONSUMER DISCRETIONARY - 11.3%
Automobiles - 1.3%
Aston Martin Lagonda Global Holdings PLC (a)(e)(f)	1,233,500	5,411
Fiat Chrysler Automobiles NV	1,312,400	16,326
General Motors Co.	443,200	13,518
		35,255
Hotels, Restaurants & Leisure - 0.4%
ARAMARK Holdings Corp.	226,800	7,879
Drive Shack, Inc. (a)(e)	541,727	1,549
		9,428
Household Durables - 1.7%
D.R. Horton, Inc.	343,800	18,314
Mohawk Industries, Inc. (a)	82,300	9,971
NVR, Inc. (a)	4,340	15,916
		44,201
Internet & Direct Marketing Retail - 0.6%
The Booking Holdings, Inc. (a)	9,000	15,261
Leisure Products - 1.8%
American Outdoor Brands Corp. (a)	1,007,100	10,031
New Academy Holding Co. LLC unit (a)(c)(d)(g)	66,000	2,893
Peloton Interactive, Inc.:
Class A (a)(e)	73,700	1,967
Class B	1,222,216	32,621
		47,512
Multiline Retail - 1.0%
Dollar General Corp.	132,400	19,900
Dollar Tree, Inc. (a)	87,700	7,282
		27,182
Specialty Retail - 2.5%
AutoZone, Inc. (a)	11,200	11,564
Best Buy Co., Inc.	131,200	9,925
National Vision Holdings, Inc. (a)	453,000	15,773
TJX Companies, Inc.	454,000	27,149
		64,411
Textiles, Apparel & Luxury Goods - 2.0%
Allbirds, Inc. (a)(c)(d)	22,235	253
Brunello Cucinelli SpA	822,600	27,523
PVH Corp.	120,000	8,893
Tapestry, Inc.	374,300	8,777
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	408,400	5,795
		51,241

TOTAL CONSUMER DISCRETIONARY		294,491

CONSUMER STAPLES - 6.8%
Beverages - 0.3%
Diageo PLC sponsored ADR	51,900	7,365
Food & Staples Retailing - 3.2%
Kroger Co.	529,800	14,903
Performance Food Group Co. (a)	291,300	12,351
U.S. Foods Holding Corp. (a)	318,800	10,724
Walmart, Inc.	414,200	44,601
		82,579
Food Products - 1.0%
Danone SA	165,400	11,674
Greencore Group PLC	5,431,161	14,782
		26,456
Household Products - 1.2%
Kimberly-Clark Corp.	74,600	9,787
Procter & Gamble Co.	187,700	21,253
		31,040
Personal Products - 1.1%
Edgewell Personal Care Co. (a)	350,400	10,638
Unilever NV	344,900	18,210
		28,848

TOTAL CONSUMER STAPLES		176,288

ENERGY - 8.5%
Energy Equipment & Services - 0.9%
Borr Drilling Ltd. (a)(e)	816,640	1,750
Oceaneering International, Inc. (a)	523,752	5,520
Odfjell Drilling Ltd. (a)	3,992,224	10,678
Pacific Drilling SA (a)	394,783	616
TechnipFMC PLC	302,000	4,482
		23,046
Oil, Gas & Consumable Fuels - 7.6%
BP PLC sponsored ADR	645,873	20,209
Cabot Oil & Gas Corp.	564,500	7,863
Cheniere Energy, Inc. (a)	203,100	10,417
Energy Transfer Equity LP	725,500	8,039
Exxon Mobil Corp.	1,092,600	56,203
GasLog Ltd.	438,641	2,461
Golar LNG Ltd.	791,400	10,142
Hess Corp.	661,700	37,174
Kosmos Energy Ltd.	2,698,800	8,231
New Fortress Energy LLC	495,000	6,955
The Williams Companies, Inc.	957,797	18,246
Valero Energy Corp.	186,400	12,349
		198,289

TOTAL ENERGY		221,335

FINANCIALS - 19.8%
Banks - 7.0%
Bank of America Corp.	2,497,700	71,184
HDFC Bank Ltd. sponsored ADR	260,300	14,277
OTP Bank PLC	150,100	6,512
PNC Financial Services Group, Inc.	233,500	29,514
Truist Financial Corp.	328,836	15,172
Wells Fargo & Co.	828,300	33,836
Wintrust Financial Corp.	218,500	11,670
		182,165
Capital Markets - 3.3%
Goldman Sachs Group, Inc.	91,500	18,370
Morgan Stanley	346,800	15,616
Northern Trust Corp.	135,800	11,918
The NASDAQ OMX Group, Inc.	174,800	17,926
TPG Specialty Lending, Inc.	986,985	20,667
		84,497
Consumer Finance - 0.3%
Shriram Transport Finance Co. Ltd.	465,600	7,679
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	291,500	60,148
Insurance - 5.2%
American International Group, Inc.	1,084,000	45,701
Arch Capital Group Ltd. (a)	672,500	27,189
Chubb Ltd.	219,209	31,792
First American Financial Corp.	130,200	7,434
Hiscox Ltd.	433,007	6,892
MetLife, Inc.	396,700	16,947
		135,955
Thrifts & Mortgage Finance - 1.7%
Housing Development Finance Corp. Ltd.	361,368	10,839
Radian Group, Inc.	1,590,423	33,781
		44,620

TOTAL FINANCIALS		515,064

HEALTH CARE - 11.9%
Biotechnology - 0.8%
Amgen, Inc.	104,500	20,872
Health Care Equipment & Supplies - 2.6%
Becton, Dickinson & Co.	100,200	23,830
Boston Scientific Corp. (a)	664,600	24,849
Danaher Corp.	122,900	17,769
		66,448
Health Care Providers & Services - 4.3%
Centene Corp. (a)	412,500	21,871
Cigna Corp.	115,800	21,184
UnitedHealth Group, Inc.	237,300	60,502
Universal Health Services, Inc. Class B	71,900	8,897
		112,454
Life Sciences Tools & Services - 0.6%
Bruker Corp.	359,022	15,639
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	435,800	25,738
Eli Lilly & Co.	194,400	24,520
Prestige Brands Holdings, Inc. (a)	252,500	9,433
Roche Holding AG (participation certificate)	64,660	20,790
Sanofi SA	149,700	13,962
		94,443

TOTAL HEALTH CARE		309,856

INDUSTRIALS - 15.7%
Aerospace & Defense - 4.6%
General Dynamics Corp.	192,400	30,724
Huntington Ingalls Industries, Inc.	132,500	27,233
Kratos Defense & Security Solutions, Inc. (a)	824,800	13,411
Northrop Grumman Corp.	108,900	35,811
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	58,589	12,890
Class C (a)(c)(d)	818	180
		120,249
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)	114,600	8,477
Commercial Services & Supplies - 1.1%
IAA Spinco, Inc. (a)	209,500	8,950
KAR Auction Services, Inc.	225,000	4,331
Stericycle, Inc. (a)	168,500	9,677
U.S. Ecology, Inc.	142,656	6,000
		28,958
Construction & Engineering - 0.7%
AECOM (a)	210,100	9,442
Argan, Inc.	181,300	7,566
		17,008
Electrical Equipment - 0.5%
Melrose Industries PLC	4,970,528	13,747
Industrial Conglomerates - 5.8%
General Electric Co.	13,881,700	151,041
Machinery - 1.0%
Donaldson Co., Inc.	242,200	10,918
Gardner Denver Holdings, Inc.	244,400	8,014
Pentair PLC	148,600	5,853
		24,785
Marine - 0.5%
Goodbulk Ltd. (a)(d)	959,290	12,814
Road & Rail - 1.2%
Knight-Swift Transportation Holdings, Inc. Class A	400,286	12,785
Lyft, Inc.	275,744	10,511
Uber Technologies, Inc.	245,000	8,298
		31,594

TOTAL INDUSTRIALS		408,673

INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 1.6%
Cisco Systems, Inc.	767,100	30,630
Ericsson (B Shares)	1,423,500	11,418
		42,048
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	239,982	22,002
Keysight Technologies, Inc. (a)	134,600	12,755
		34,757
IT Services - 3.0%
Akamai Technologies, Inc. (a)	210,000	18,167
Black Knight, Inc. (a)	283,949	18,942
Euronet Worldwide, Inc. (a)	61,000	7,566
Fidelity National Information Services, Inc.	157,300	21,978
Fiserv, Inc. (a)	1	0
Leidos Holdings, Inc.	107,400	11,025
		77,678
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	105,000	11,450
NVIDIA Corp.	102,700	27,736
		39,186

TOTAL INFORMATION TECHNOLOGY		193,669

MATERIALS - 2.8%
Chemicals - 0.9%
LG Chemical Ltd.	31,670	9,705
Nutrien Ltd.	176,520	7,134
Olin Corp.	328,500	5,318
		22,157
Containers & Packaging - 0.3%
Avery Dennison Corp.	63,300	7,247
Metals & Mining - 1.6%
Franco-Nevada Corp.	133,400	14,321
Newcrest Mining Ltd.	456,907	7,828
Novagold Resources, Inc. (a)	2,528,580	20,063
		42,212

TOTAL MATERIALS		71,616

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Cousins Properties, Inc.	193,288	6,898
Gaming & Leisure Properties	178,100	7,956
Healthcare Trust of America, Inc.	244,500	7,614
Simon Property Group, Inc.	85,200	10,486
Spirit Realty Capital, Inc.	325,160	14,795
VEREIT, Inc.	786,500	6,811
VICI Properties, Inc.	967,000	24,233
		78,793
UTILITIES - 3.2%
Electric Utilities - 3.2%
Alliant Energy Corp.	308,100	16,058
Duke Energy Corp.	406,500	37,276
IDACORP, Inc.	70,800	6,842
Southern Co.	372,200	22,466
		82,642
TOTAL COMMON STOCKS
(Cost $2,234,366)		2,511,052

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc.:
Series A (a)(c)(d)	8,775	100
Series B (a)(c)(d)	1,540	18
Series C (a)(c)(d)	14,735	168
Series D (c)(d)	28,273	321
Series Seed (a)(c)(d)	41,664	474
Bolt Threads, Inc. Series D(a)(c)(d)	390,327	5,605
		6,686
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sweetgreen, Inc.:
Series C (c)(d)	1,587	23
Series D (c)(d)	25,534	377
Series I (c)(d)	60,179	888
		1,288
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Butterfly Network, Inc. Series D (a)(c)(d)	658,083	7,884
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(c)(d)	7,570	1,665

TOTAL CONVERTIBLE PREFERRED STOCKS		17,523

Nonconvertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Oak Street Health LLC Series III-E (b)(c)(d)	18,409	2,877
TOTAL PREFERRED STOCKS
(Cost $19,467)		20,400
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc. 3% 2/7/23 (c)(d)	2,915	2,915
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (f)(h)	202	52
TOTAL CORPORATE BONDS
(Cost $3,120)		2,967
	Shares	Value (000s)

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)	6,453,247	362
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (b)(c)(d)	5,578,431	3,626
TOTAL OTHER
(Cost $8,378)		3,988

Money Market Funds - 3.1%
Fidelity Cash Central Fund 1.60% (i)	64,884,018	64,897
Fidelity Securities Lending Cash Central Fund 1.60% (i)(j)	14,668,380	14,670
TOTAL MONEY MARKET FUNDS
(Cost $79,566)		79,567
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $2,344,897)		2,617,974
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(18,810)
NET ASSETS - 100%		$2,599,164

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,101,000 or 2.1% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,463,000 or 0.2% of net assets.

 (g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$244
Allbirds, Inc. Series A	10/9/18	$96
Allbirds, Inc. Series B	10/9/18	$17
Allbirds, Inc. Series C	10/9/18	$162
Allbirds, Inc. Series D	12/23/19	$364
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$416
Bolt Threads, Inc. Series D	12/13/17	$6,261
Bolt Threads, Inc. 3% 2/7/23	2/7/20	$2,915
Butterfly Network, Inc. Series D	5/4/18	$6,759
New Academy Holding Co. LLC unit	8/1/11	$6,956
Oak Street Health LLC Series III-E	2/21/20	$2,877
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$5,981
Space Exploration Technologies Corp. Class C	9/11/17	$110
Space Exploration Technologies Corp. Series H	8/4/17	$1,022
Sweetgreen, Inc. Series C	9/13/19	$27
Sweetgreen, Inc. Series D	9/13/19	$437
Sweetgreen, Inc. Series I	9/13/19	$1,029
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$2,799
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$5,577
WME Entertainment Parent, LLC Class A	8/16/16	$7,349

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$130
Fidelity Securities Lending Cash Central Fund	252
Total	$382

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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